INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES [Abstract]
Schedule of Components of Income Before Income Taxes
Income before income taxes includes the following components (in thousands):

	Year Ended December 31,
	2023	2022
United States	$124,736	$371,382
Foreign	42,247	(3,297)

Total income before income taxes	$166,983	$368,085

Summary of Components Benefit from Provision for Income Taxes
The income tax provision consists of the following (in thousands):

	Year Ended December 31,
	2023	2022
Current:
U.S. federal, state and local	$5,694	$(2,503)
Foreign	28,280	24,730

Total Current	33,974	22,227

Deferred:
U.S. federal, state and local	(7,883)	(1,234)
Foreign	7,105	(5,098)

Total Deferred	(778)	(6,332)

Total provision for income taxes	$33,196	$15,895

Schedule of Effective Income Tax Rate Based on Consolidated Statements of Operations Differs From U.S. Statutory Federal Income Tax Rate
The Company’s effective tax rate differs from the U.S. federal statutory rate primarily due to partnership income not subject to income tax and withholding taxes in foreign jurisdictions that are not based on net income. The effective tax rate reconciliation is as follows:

	Year Ended December 31,
	2023	2022
U.S. statutory federal income tax of 21%	$35,066	$77,296
Partnership income not subject to tax	(60,382)	(91,436)
Tax impact of foreign operations	42,898	28,105
UK ORIP Tax	1,215	859
Provision to return	2,145	(983)
Permanent differences	2,029	(4,404)
Nondeductible officers compensation	4,465	—
Equity method investments	(2,686)	(2,391)
Third party ownership reversal	(167)	(1,087)
Opening balance remeasurement	4,270	—
Valuation allowance	(1,180)	(2,141)
Unrecognized tax benefits	3,836	9,576
U.S. state and local taxes	176	788
Other	1,511	1,713

Total provision for income taxes	$33,196	$15,895

Summary of Principal Components of Deferred Tax Assets and Liabilities
Principal components of deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets:
Compensation and severance	$17,776	$3,219
Net operating loss, capital loss and tax credits carried forward	38,021	9,682
Lease liability	38,233	820
Property, buildings and equipment	—	1,970
Other	10,380	2,034

Total gross deferred tax assets	104,410	17,725
Less: valuation allowance	(16,166)	(536)

Net deferred tax assets	88,244	17,189

Deferred tax liabilities:
Property, buildings, and equipment	(34,701)	—
Loss contracts	(13,547)	(14,613)
Intangible assets	(416,618)	(52,085)
Lease asset	(37,101)	—
Investments	(6,681)	(5,470)
Other liabilities	(2,445)	(1,549)

Net deferred tax liabilities	(511,093)	(73,717)

Total net deferred tax (liabilities) assets	$(422,849)	$(56,528)

Schedule of Aggregate Changes to The Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties
The Company had unrecognized tax benefits of $39.3 million and $34.7 million, respectively, as of December 31, 2023 and 2022. The aggregate changes to the liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balance	$34,749	$29,656
Acquisitions	2,549	—
Gross increases	9,268	7,939
Gross decreases	(274)	(743)
Lapse of statue of limitations	(7,472)	(1,122)
Translation adjustments	430	(981)

Ending balance	$39,250	$34,749